Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2025
Loss per Share [Abstract]
Schedule of Loss Per Share
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Basic/Diluted loss per share (in cents)	2.26	3.04	1.66

a) Net loss used in the calculation of basic and diluted loss per share	5,215,987	6,936,957	3,786,507

b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share	230,936,840	227,860,641	227,798,346